Changes in Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Increase (decrease) due to application of IFRS 15 [member] | Balance sheet [Member]
Disclosure of initial application of standards or interpretations [text block]
The following tables summarize the impacts of adopting IFRS 15 on the Company’s consolidated financial statements for the year ended December 31, 2018.

(1)	Related impacts to the consolidated statement of financial position

	December 31, 2018
	Carrying amount under IAS 18 and related standards and interpretations	Adjustments from changes in accounting policies	Carrying amount under IFRS 15
	(in thousands)
Accounts receivable, net	$42,801,513	1,846,468	44,647,981
Accounts receivable from related parties, net	2,754,253	-	2,754,253
Impacts to total assets		$1,846,468

Other current liabilities	$22,445,064	1,846,468	24,291,532
Impacts to total liabilities		$1,846,468

	January 1, 2018
	Carrying amount under IAS 18 and related standards and interpretations	Adjustments from changes in accounting policies	Carrying amount under IFRS 15
	(in thousands)
Accounts receivable, net	$38,738,211	1,721,331	40,459,542
Accounts receivable from related parties, net	1,853,062	13,218	1,866,280
Impacts to total assets		$1,734,549

Other current liabilities	$26,368,732	1,734,549	28,103,281
Impacts to total liabilities		$1,734,549

Increase (decrease) due to application of IFRS 15 [member] | Cash flow statement [Member]
Disclosure of initial application of standards or interpretations [text block]
(2)	Related impacts to the consolidated statement of cash flows

	For the year ended December 31, 2018
	Carrying amount under IAS 18 and related standards and interpretations	Adjustments from changes in accounting policies	Carrying amount under IFRS 15
	(in thousands)
Accounts receivable	$(3,577,367)	(125,137)	(3,702,504)
Receivables from related parties	(840,111)	13,218	(826,893)
Other current liabilities	(3,790,959)	111,919	(3,679,040)
Impacts to net cash provided by (used in) operating activities		$-
Impacts to net increase (decrease) in cash and cash equivalents		$-

Initial application of IFRS 9 [Member]
Disclosure of initial application of standards or interpretations [text block]
The following tables set out measurement categories, carrying amounts and related reconciliation for each class of the Company’s financial assets as at January 1, 2018 when retrospectively applying IFRS 9 (no change in measurement categories and carrying amounts for financial liabilities).

	IAS 39		IFRS 9
	Measurement category	Carrying amount	Measurement category	Carrying amount	Note
		(in thousands)		(in thousands)
Financial assets
Cash and cash equivalents	Loans and receivables	$105,020,616	Amortized cost	$105,020,616
Derivatives	Held for trading	70,366	Mandatorily at FVTPL	70,366
Investments in equity instruments	Available-for-sale	4,348,134	FVTOCI	4,348,134	(i)
Receivables, net (including related parties)	Loans and receivables	40,645,366	Amortized cost	40,645,366
Other financial assets, refundable deposits and restricted cash in banks	Loans and receivables	1,107,757	Amortized cost	1,107,757
Long-term receivables	Loans and receivables	1,790,400	Amortized cost	1,790,400

	Carrying amount as of December 31, 2017 under IAS 39	Reclassification	Remeasurement	Carrying amount as of January 1, 2018 under IFRS 9	Adjustments to retained earnings on January 1, 2018	Adjustments to other equity on January 1, 2018	Note
	(in thousands)
Financial assets at FVTOCI	$-	-	-	-	-	-
Equity instruments
－Reclassification from available-for-sale financial assets	-	4,348,134	-	4,348,134	73,020	(73,020)	(i)
	$-	4,348,134	-	4,348,134	73,020	(73,020)

	Carrying amount as of December 31, 2017 under IAS 39	Adjustments on initial application of new standards	Carrying amount as of January 1, 2018 under IFRS 9	Adjustments to retained earnings on January 1, 2018	Adjustments to other equity on January 1, 2018	Note
	(in thousands)
Investments in equity-accounted investees	$5,597,287	(195)	5,597,092	-	(195)	(ii)

(i)
The equity investments that previously classified as available-for-sale financial assets under IAS 39 were classified as at FVTPL or designated as at FVTOCI under IFRS 9 considering the Company’s strategy for holding these equity investments. The related other equity－unrealized gains (losses) on available-for-sale financial assets of $1,404,832 thousand was reclassified to other equity－unrealized gains (losses) on financial assets at fair value through other comprehensive income. Additionally, since no impairment assessment is required for the aforementioned equity investments which are designated as at FVTOCI under IFRS 9, the impairment losses recognized and carried in retained earnings for these investments under IAS 39 were adjusted with a decrease of $73,020 thousand in other equity－unrealized gains (losses) on financial assets at fair value through other comprehensive income and an increase of $73,020 thousand in retained earnings on January 1, 2018 upon transition to IFRS 9.

(ii)
In connection with the retrospective adjustment made upon initial application of IFRS 9 by associates which account for using equity method, corresponding adjustments are made by the Company on January 1, 2018, which resulted in a decrease of investments in equity-accounted investees amounting to $195 thousand, a decrease in other equity
－
unrealized gains (losses) on financial assets at fair value through other comprehensive income of $27,996 thousand and an increase in other equity
－
unrealized gains (losses) on available-for-sale financial assets of $27,801 thousand.